CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 128,435,290	¥ 883,056,836	¥ 339,494,652	¥ (120,180,859)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,401,357	9,635,032	5,366,195	3,060,307
Share-based compensation	24,992,580	171,836,485	74,009,575	37,893,996
Impairment of long-term investments				6,300,000
Gain on disposal of investment			(1,500,000)
Loss (gain) from equity in affiliates	(1,171,566)	(8,055,105)	832,385
Gain from disposal of property and equipment	(10)	(66)	(103)	(1,410)
Fair value adjustments related to Consolidated Trusts	(1,797,487)	(12,358,626)	9,750,565	4,358,490
Change in fair value of financial guarantee derivative	29,230,064	200,971,302	18,110,752
Provision for accounts receivable and contract assets	57,740,733	396,996,410	167,700,495	8,099,152
Provision for loan receivable from Xiaoying Housing Loans	5,868,355	40,347,875
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(96,769,942)	(665,341,737)	(1,138,792,125)	(95,576,729)
Prepaid expenses and other current assets	(936,761)	(6,440,698)	(11,850,168)	(56,014,240)
Amount due from related party	(2,908,879)	(20,000,000)
Deferred tax asset	(7,357,957)	(50,589,636)	(257,121,164)	(33,146,385)
Deferred tax liabilities	6,898,052	47,427,564
Origination of loans held for sale	(741,277,241)	(5,096,651,671)	(15,072,262,146)	(14,687,534,200)
Sales of loans held for sale	761,046,263	5,232,573,583	14,461,175,264	14,603,357,240
Loan receivable from Xiaoying Housing Loans	4,239,224	29,146,788	(176,499,046)	(14,646,776)
Other non-current assets	(444,323)	(3,054,940)	(1,400,688)	(8,064,311)
Guarantee liabilities	(76,252,030)	(524,270,832)	444,507,581	90,966,424
Financial guarantee derivative	(89,081,831)	(612,482,131)	35,150,164
Accrued payroll and welfare	2,282,249	15,691,600	30,959,302	41,991,301
Other tax payable	4,098,753	28,180,979	89,845,696	12,008,239
Income tax payable	(12,958,126)	(89,093,593)	395,221,541	6,110,265
Deposit payable to channel cooperators	(32,015)	(220,120)	(57,232,429)	183,186,998
Accrued expenses and other current liabilities	5,533,977	38,048,852	29,206,511	100,398,798
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	778,729	5,354,151	(615,327,191)	82,566,300
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(5,619,131)	(38,634,331)	(20,645,321)	(3,424,687)
Disposal of property and equipment	776	5,332	2,997	8,386
Loan to shareholder			(217,000,000)
Loan collected from shareholder			217,000,000
Principal payment of loans at fair value	(9,868,718)	(67,852,371)	(1,444,135,285)	(2,130,643,007)
Principal collection of loans at fair value	108,261,492	744,351,887	1,492,468,221	1,420,643,007
Purchase of long-term investments	(32,724,893)	(225,000,000)	(55,000,000)	(21,300,000)
Disposal of long-term investments			16,500,000
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	60,049,526	412,870,517	(10,809,388)	(734,716,301)
CASH FLOWS FROM FINANCING ACTIVITIES
Contribution from shareholders				16,354,156
Proceeds from initial public offering	103,714,607	713,089,781
Payments of initial public offering cost	(4,523,361)	(31,100,368)
Proceeds from equity financing			1,000,000,000
Acquisition of additional interest in subsidiary	(203,622)	(1,400,000)
Proceeds from short-term bank borrowings	28,797,906	198,000,000
Loan from related parties			285,467,540	325,427,200
Loan repayment to related parties			(392,113,384)	(331,216,528)
Cash received from investors- Consolidated Trusts			1,096,800,000	770,000,000
Cash paid to investors- Consolidated Trusts	(101,345,357)	(696,800,000)	(1,160,000,000)	(10,000,000)
Contribution from non-controlling interest				4,600,000
CASH PROVIDED BY FINANCING ACTIVITIES	26,440,173	181,789,413	830,154,156	775,164,828
Effect of foreign exchange rate changes	(913,840)	(6,283,113)	(24,740,525)	18,233,044
NET INCREASE IN CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	86,354,588	593,730,968	179,277,052	141,247,871
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AT BEGINNING OF YEAR	99,480,135	683,975,671	504,698,619	363,450,748
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AT YEAR END	185,834,723	1,277,706,639	683,975,671	504,698,619
Supplemental disclosures of cash flow information:
Income taxes paid	43,949,801	302,176,854	147,849	17,917
Non-cash investing activities:
Payable for purchase of property and equipment and intangible assets			1,586,987	1,650,868
Reconciliation to amounts on consolidated balance sheets:
Total cash and cash equivalents and restricted cash	$ 99,480,135	¥ 683,975,671	¥ 504,698,619	¥ 363,450,748